Derivatives - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) swap	Mar. 31, 2020 USD ($) swap	Sep. 30, 2021 USD ($) swap	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options			$ 318	$ 351	$ 577
Annuity benefits | Not designated as hedging instrument | Fixed-indexed and registered index-linked annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions				240	181	$ (44)
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps designated and qualifying as a cash flow hedges | swap			9
Derivative, notional amount			$ 1,540	1,630	1,980
Gain (loss) reclassified from AOCI into net investment income			26	40	3	$ 3
Collateral receivable supporting interest rate swaps			44	2	20
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value			60	102	50
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value			$ 0	$ 0	$ 5
Contract termination | Cash Flow Hedges | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 166	$ 83
Number of interest rate swaps terminated | swap	2	1
Facility closing | Cash Flow Hedges | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 44
Number of interest rate swaps expired during the period | swap	1